Note 8 - Financial Expenses - Financial Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Transaction costs – embedded derivatives				$ 35,175
Accretion of preferred shares		1,097,699		2,085,737
Loss on re-measurement at fair value – embedded derivatives		13,578,536		48,895,585
Bank charges and other interest	4,567	5,658	8,843	7,834
Foreign exchange losses (gains)	22,932	(4,195)	58,922	451
Total financial expenses	$ 27,499	$ 14,677,698	$ 67,765	$ 51,024,782